Shareholder Report, Holdings (Details)	Dec. 31, 2025
Shelton Emerging Markets Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Shelton Emerging Markets Fund - Institutional Shares | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Shelton Emerging Markets Fund - Institutional Shares | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Shelton Emerging Markets Fund - Institutional Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Emerging Markets Fund - Institutional Shares | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Emerging Markets Fund - Institutional Shares | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Emerging Markets Fund - Institutional Shares | Zijin Mining Group Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Emerging Markets Fund - Institutional Shares | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Emerging Markets Fund - Institutional Shares | Dr Reddy's Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Emerging Markets Fund - Institutional Shares | Haier Smart Home Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Institutional Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Shelton Emerging Markets Fund - Institutional Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Shelton Emerging Markets Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
Shelton Emerging Markets Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Shelton Emerging Markets Fund - Institutional Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton Emerging Markets Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton Emerging Markets Fund - Institutional Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
Shelton Emerging Markets Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Shelton Emerging Markets Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Shelton Emerging Markets Fund - Institutional Shares | Diversified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Shelton Emerging Markets Fund - Investor Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Shelton Emerging Markets Fund - Investor Shares | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Shelton Emerging Markets Fund - Investor Shares | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Shelton Emerging Markets Fund - Investor Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Emerging Markets Fund - Investor Shares | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Emerging Markets Fund - Investor Shares | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Emerging Markets Fund - Investor Shares | Zijin Mining Group Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Emerging Markets Fund - Investor Shares | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Emerging Markets Fund - Investor Shares | Dr Reddy's Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Emerging Markets Fund - Investor Shares | Haier Smart Home Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Shelton Emerging Markets Fund - Investor Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Shelton Emerging Markets Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
Shelton Emerging Markets Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Shelton Emerging Markets Fund - Investor Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton Emerging Markets Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton Emerging Markets Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
Shelton Emerging Markets Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Shelton Emerging Markets Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Shelton Emerging Markets Fund - Investor Shares | Diversified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Shelton International Select Equity Fund - Institutional Class | Konica Minolta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton International Select Equity Fund - Institutional Class | Max Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton International Select Equity Fund - Institutional Class | De' Longhi SpA [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton International Select Equity Fund - Institutional Class | Asahi Intecc Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton International Select Equity Fund - Institutional Class | Keller Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton International Select Equity Fund - Institutional Class | Nissan Chemical Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton International Select Equity Fund - Institutional Class | Bezeq The Israeli Telecommunication Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton International Select Equity Fund - Institutional Class | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton International Select Equity Fund - Institutional Class | Charter Hall Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton International Select Equity Fund - Institutional Class | Gamma Communications PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton International Select Equity Fund - Institutional Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Shelton International Select Equity Fund - Institutional Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Shelton International Select Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Shelton International Select Equity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Shelton International Select Equity Fund - Institutional Class | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Shelton International Select Equity Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton International Select Equity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton International Select Equity Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Shelton International Select Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
Shelton International Select Equity Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Shelton International Select Equity Fund - Institutional Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Shelton International Select Equity Fund - Investor Class | Konica Minolta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton International Select Equity Fund - Investor Class | Max Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton International Select Equity Fund - Investor Class | De' Longhi SpA [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton International Select Equity Fund - Investor Class | Asahi Intecc Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton International Select Equity Fund - Investor Class | Keller Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton International Select Equity Fund - Investor Class | Nissan Chemical Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton International Select Equity Fund - Investor Class | Bezeq The Israeli Telecommunication Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton International Select Equity Fund - Investor Class | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton International Select Equity Fund - Investor Class | Charter Hall Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton International Select Equity Fund - Investor Class | Gamma Communications PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton International Select Equity Fund - Investor Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Shelton International Select Equity Fund - Investor Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Shelton International Select Equity Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Shelton International Select Equity Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Shelton International Select Equity Fund - Investor Class | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Shelton International Select Equity Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton International Select Equity Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton International Select Equity Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Shelton International Select Equity Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
Shelton International Select Equity Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Shelton International Select Equity Fund - Investor Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
SHELTON TACTICAL CREDIT FUND - Institutional Class | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Six Flags Entertainment Corp / Six Flags Theme Parks Inc/ Canada's Wonderland Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Sirius XM Radio LLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Calpine Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Mars Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
SHELTON TACTICAL CREDIT FUND - Institutional Class | AMC Entertainment Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Talos Production Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
SHELTON TACTICAL CREDIT FUND - Institutional Class | 1261229 BC Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
SHELTON TACTICAL CREDIT FUND - Institutional Class | American Homes 4 Rent LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
SHELTON TACTICAL CREDIT FUND - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
SHELTON TACTICAL CREDIT FUND - Investor Class | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
SHELTON TACTICAL CREDIT FUND - Investor Class | Six Flags Entertainment Corp / Six Flags Theme Parks Inc/ Canada's Wonderland Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
SHELTON TACTICAL CREDIT FUND - Investor Class | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
SHELTON TACTICAL CREDIT FUND - Investor Class | Sirius XM Radio LLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
SHELTON TACTICAL CREDIT FUND - Investor Class | Calpine Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
SHELTON TACTICAL CREDIT FUND - Investor Class | Mars Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
SHELTON TACTICAL CREDIT FUND - Investor Class | AMC Entertainment Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
SHELTON TACTICAL CREDIT FUND - Investor Class | Talos Production Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
SHELTON TACTICAL CREDIT FUND - Investor Class | 1261229 BC Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
SHELTON TACTICAL CREDIT FUND - Investor Class | American Homes 4 Rent LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
SHELTON TACTICAL CREDIT FUND - Investor Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
SHELTON TACTICAL CREDIT FUND - Investor Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
SHELTON TACTICAL CREDIT FUND - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
SHELTON TACTICAL CREDIT FUND - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
SHELTON TACTICAL CREDIT FUND - Investor Class | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
SHELTON TACTICAL CREDIT FUND - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
SHELTON TACTICAL CREDIT FUND - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Equity Premium Income ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Shelton Equity Premium Income ETF | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Shelton Equity Premium Income ETF | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Shelton Equity Premium Income ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Shelton Equity Premium Income ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Shelton Equity Premium Income ETF | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Shelton Equity Premium Income ETF | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Shelton Equity Premium Income ETF | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Equity Premium Income ETF | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Equity Premium Income ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Equity Premium Income ETF | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Shelton Equity Premium Income ETF | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Shelton Equity Premium Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
Shelton Equity Premium Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Shelton Equity Premium Income ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton Equity Premium Income ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Equity Premium Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
Shelton Equity Premium Income ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Shelton Equity Premium Income ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
ICON CONSUMER SELECT FUND - Institutional Class | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
ICON CONSUMER SELECT FUND - Institutional Class | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
ICON CONSUMER SELECT FUND - Institutional Class | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
ICON CONSUMER SELECT FUND - Institutional Class | Visa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
ICON CONSUMER SELECT FUND - Institutional Class | Coca-Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON CONSUMER SELECT FUND - Institutional Class | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON CONSUMER SELECT FUND - Institutional Class | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON CONSUMER SELECT FUND - Institutional Class | Gildan Activewear Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Institutional Class | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Institutional Class | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON CONSUMER SELECT FUND - Institutional Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
ICON CONSUMER SELECT FUND - Institutional Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
ICON CONSUMER SELECT FUND - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
ICON CONSUMER SELECT FUND - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON CONSUMER SELECT FUND - Institutional Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
ICON CONSUMER SELECT FUND - Investor Class | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
ICON CONSUMER SELECT FUND - Investor Class | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
ICON CONSUMER SELECT FUND - Investor Class | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
ICON CONSUMER SELECT FUND - Investor Class | Visa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
ICON CONSUMER SELECT FUND - Investor Class | Coca-Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON CONSUMER SELECT FUND - Investor Class | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON CONSUMER SELECT FUND - Investor Class | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON CONSUMER SELECT FUND - Investor Class | Gildan Activewear Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Investor Class | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Investor Class | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON CONSUMER SELECT FUND - Investor Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
ICON CONSUMER SELECT FUND - Investor Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
ICON CONSUMER SELECT FUND - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
ICON CONSUMER SELECT FUND - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON CONSUMER SELECT FUND - Investor Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
ICON EQUITY FUND - Institutional Class | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY FUND - Institutional Class | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
ICON EQUITY FUND - Institutional Class | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON EQUITY FUND - Institutional Class | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY FUND - Institutional Class | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON EQUITY FUND - Institutional Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY FUND - Institutional Class | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY FUND - Institutional Class | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON EQUITY FUND - Institutional Class | Century Aluminum Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON EQUITY FUND - Institutional Class | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON EQUITY FUND - Institutional Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
ICON EQUITY FUND - Institutional Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
ICON EQUITY FUND - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
ICON EQUITY FUND - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
ICON EQUITY FUND - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON EQUITY FUND - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
ICON EQUITY FUND - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
ICON EQUITY FUND - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
ICON EQUITY FUND - Institutional Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
ICON EQUITY FUND - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
ICON EQUITY FUND - Investor Class | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY FUND - Investor Class | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
ICON EQUITY FUND - Investor Class | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON EQUITY FUND - Investor Class | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY FUND - Investor Class | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON EQUITY FUND - Investor Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY FUND - Investor Class | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY FUND - Investor Class | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON EQUITY FUND - Investor Class | Century Aluminum Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON EQUITY FUND - Investor Class | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON EQUITY FUND - Investor Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
ICON EQUITY FUND - Investor Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
ICON EQUITY FUND - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
ICON EQUITY FUND - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
ICON EQUITY FUND - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
ICON EQUITY FUND - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON EQUITY FUND - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
ICON EQUITY FUND - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
ICON EQUITY FUND - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
ICON EQUITY FUND - Investor Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
ICON EQUITY INCOME FUND - Institutional Class | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON EQUITY INCOME FUND - Institutional Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
ICON EQUITY INCOME FUND - Institutional Class | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON EQUITY INCOME FUND - Institutional Class | KeyCorp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON EQUITY INCOME FUND - Institutional Class | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON EQUITY INCOME FUND - Institutional Class | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON EQUITY INCOME FUND - Institutional Class | The Western Union Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Institutional Class | The AES Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON EQUITY INCOME FUND - Institutional Class | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON EQUITY INCOME FUND - Institutional Class | OneMain Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Institutional Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
ICON EQUITY INCOME FUND - Institutional Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
ICON EQUITY INCOME FUND - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
ICON EQUITY INCOME FUND - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
ICON EQUITY INCOME FUND - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
ICON EQUITY INCOME FUND - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY INCOME FUND - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
ICON EQUITY INCOME FUND - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Institutional Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
ICON EQUITY INCOME FUND - Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
ICON EQUITY INCOME FUND - Investor Class | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON EQUITY INCOME FUND - Investor Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
ICON EQUITY INCOME FUND - Investor Class | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON EQUITY INCOME FUND - Investor Class | KeyCorp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON EQUITY INCOME FUND - Investor Class | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON EQUITY INCOME FUND - Investor Class | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON EQUITY INCOME FUND - Investor Class | The Western Union Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Investor Class | The AES Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON EQUITY INCOME FUND - Investor Class | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON EQUITY INCOME FUND - Investor Class | OneMain Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Investor Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
ICON EQUITY INCOME FUND - Investor Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
ICON EQUITY INCOME FUND - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
ICON EQUITY INCOME FUND - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
ICON EQUITY INCOME FUND - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY INCOME FUND - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
ICON EQUITY INCOME FUND - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Investor Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
ICON EQUITY INCOME FUND - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
ICON EQUITY INCOME FUND - Investor Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
ICON FLEXIBLE BOND FUND - Institutional Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
ICON FLEXIBLE BOND FUND - Institutional Class | Nuveen Floating Rate Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
ICON FLEXIBLE BOND FUND - Institutional Class | STWD 2021-FL2 Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
ICON FLEXIBLE BOND FUND - Institutional Class | UMH Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
ICON FLEXIBLE BOND FUND - Institutional Class | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
ICON FLEXIBLE BOND FUND - Institutional Class | BXMT 2021-FL4 Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Institutional Class | Flexential Issuer 2021-1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ICON FLEXIBLE BOND FUND - Institutional Class | Farm Credit Bank of Texas [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
ICON FLEXIBLE BOND FUND - Institutional Class | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
ICON FLEXIBLE BOND FUND - Institutional Class | Summit Midstream Holdings LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
ICON FLEXIBLE BOND FUND - Institutional Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
ICON FLEXIBLE BOND FUND - Institutional Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON FLEXIBLE BOND FUND - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
ICON FLEXIBLE BOND FUND - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND - Institutional Class | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
ICON FLEXIBLE BOND FUND - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
ICON FLEXIBLE BOND FUND - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
ICON FLEXIBLE BOND FUND - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
ICON FLEXIBLE BOND FUND - Institutional Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
ICON FLEXIBLE BOND FUND - Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
ICON FLEXIBLE BOND FUND - Institutional Class | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
ICON FLEXIBLE BOND FUND - Investor Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
ICON FLEXIBLE BOND FUND - Investor Class | Nuveen Floating Rate Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
ICON FLEXIBLE BOND FUND - Investor Class | STWD 2021-FL2 Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
ICON FLEXIBLE BOND FUND - Investor Class | UMH Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
ICON FLEXIBLE BOND FUND - Investor Class | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
ICON FLEXIBLE BOND FUND - Investor Class | BXMT 2021-FL4 Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Investor Class | Flexential Issuer 2021-1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ICON FLEXIBLE BOND FUND - Investor Class | Farm Credit Bank of Texas [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
ICON FLEXIBLE BOND FUND - Investor Class | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
ICON FLEXIBLE BOND FUND - Investor Class | Summit Midstream Holdings LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
ICON FLEXIBLE BOND FUND - Investor Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
ICON FLEXIBLE BOND FUND - Investor Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON FLEXIBLE BOND FUND - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
ICON FLEXIBLE BOND FUND - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND - Investor Class | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
ICON FLEXIBLE BOND FUND - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
ICON FLEXIBLE BOND FUND - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
ICON FLEXIBLE BOND FUND - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
ICON FLEXIBLE BOND FUND - Investor Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
ICON FLEXIBLE BOND FUND - Investor Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
ICON FLEXIBLE BOND FUND - Investor Class | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | TDSYNNEX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | TDSYNNEX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Century Aluminum Co [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Transocean Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
ICON Natural Resources and Infrastructure Fund - Institutional Class | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class | TETRA Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Deluxe Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Archrock Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON Natural Resources and Infrastructure Fund - Institutional Class | REV Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON Natural Resources and Infrastructure Fund - Institutional Class | CVR Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
ICON Natural Resources and Infrastructure Fund - Institutional Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
ICON Natural Resources and Infrastructure Fund - Investor Class | Century Aluminum Co [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
ICON Natural Resources and Infrastructure Fund - Investor Class | Transocean Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
ICON Natural Resources and Infrastructure Fund - Investor Class | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Investor Class | TETRA Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Investor Class | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ICON Natural Resources and Infrastructure Fund - Investor Class | Deluxe Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON Natural Resources and Infrastructure Fund - Investor Class | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
ICON Natural Resources and Infrastructure Fund - Investor Class | Archrock Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON Natural Resources and Infrastructure Fund - Investor Class | REV Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON Natural Resources and Infrastructure Fund - Investor Class | CVR Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON Natural Resources and Infrastructure Fund - Investor Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
ICON Natural Resources and Infrastructure Fund - Investor Class | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON Natural Resources and Infrastructure Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
ICON Natural Resources and Infrastructure Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
ICON Natural Resources and Infrastructure Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
ICON Natural Resources and Infrastructure Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON Natural Resources and Infrastructure Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
ICON Natural Resources and Infrastructure Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
ICON Natural Resources and Infrastructure Fund - Investor Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
ICON UTILITIES AND INCOME FUND - Institutional Class | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
ICON UTILITIES AND INCOME FUND - Institutional Class | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON UTILITIES AND INCOME FUND - Institutional Class | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Institutional Class | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
ICON UTILITIES AND INCOME FUND - Institutional Class | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON UTILITIES AND INCOME FUND - Institutional Class | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON UTILITIES AND INCOME FUND - Institutional Class | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON UTILITIES AND INCOME FUND - Institutional Class | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON UTILITIES AND INCOME FUND - Institutional Class | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Institutional Class | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Institutional Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
ICON UTILITIES AND INCOME FUND - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
ICON UTILITIES AND INCOME FUND - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	83.40%
ICON UTILITIES AND INCOME FUND - Institutional Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
ICON UTILITIES AND INCOME FUND - Investor Class | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
ICON UTILITIES AND INCOME FUND - Investor Class | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON UTILITIES AND INCOME FUND - Investor Class | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Investor Class | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
ICON UTILITIES AND INCOME FUND - Investor Class | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON UTILITIES AND INCOME FUND - Investor Class | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON UTILITIES AND INCOME FUND - Investor Class | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON UTILITIES AND INCOME FUND - Investor Class | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON UTILITIES AND INCOME FUND - Investor Class | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Investor Class | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Investor Class | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
ICON UTILITIES AND INCOME FUND - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
ICON UTILITIES AND INCOME FUND - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	83.40%
ICON UTILITIES AND INCOME FUND - Investor Class | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%